Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock shares issued	140	140	199
Preferred stock shares outstanding	140	140	199
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	65,192,630	61,439,134	48,700,929
Common stock shares outstanding	65,192,630	61,439,134	48,700,929